UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: April 30, 2019

Item 1. Schedule of Investments.

Volshares Large Cap ETF
Schedule of Investments
April 30, 2019 (Unaudited)

Shares		Security Description	Value
		COMMON STOCKS - 99.6%
		Finance and Insurance - 4.0%
580		E*TRADE Financial Corporation	$29,383
		Information - 7.8%
1,775		Hewlett Packard Enterprise Company	28,063
1,189		Symantec Corporation	28,785
			56,848
		Manufacturing - 48.4%
145		Air Products & Chemicals, Inc.	29,840
245		Analog Devices, Inc.	28,479
648		Applied Materials, Inc.	28,557
675		Archer-Daniels-Midland Company	30,105
647		Bristol-Meyers Squibb Company	30,040
91		Broadcom, Inc.	28,974
310		Celgene Corporation (a)	29,345
394		Church & Dwight Company, Inc.	29,530
247		Hershey Company	30,838
147		Lam Research Corporation	30,492
292		Microchip Technology, Inc.	29,168
404		PACCAR, Inc.	28,955
			354,323
		Retail Trade - 3.9%
116		Costco Wholesale Corporation	28,482
		Transportation and Warehousing - 3.8%
146		FedEx Corporation	27,661
		Utilities - 20.0%
288		Atmos Energy Corporation	29,474
321		Duke Energy Corporation	29,249
932		PPL Corporation	29,088
491		Public Service Enterprise Group, Inc.	29,288
553		Southern Company	29,431
			146,530
		Wholesale Trade - 11.7%
229		KLA-Tencor Corporation	29,193
675		Leggett & Platt, Inc.	26,568
278		Procter & Gamble Company	29,601
			85,362
		TOTAL COMMON STOCKS (Cost $721,107)	728,589

		SHORT-TERM INVESTMENTS - 0.2%
1,542		First American Government Obligations Fund, Class X, 2.36% *	1,542
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,542)	1,542
		TOTAL INVESTMENTS - 99.8% (Cost $722,649)	730,131
		Other Assets in Excess of Liabilities - 0.2%	1,239
		NET ASSETS - 100.0%	$731,370

	Percentages are stated as a percent of net assets.

		To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(a)	Non-income producing security.
	*	Rate shown is the annualized seven-day yield as of April 30, 2019.

Summary of Fair Value Disclosure at April 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$728,589	$-	$-	$728,589
Short-Term Investments	1,542	-	-	1,542
Total Investments in Securities	$730,131	$-	$-	$730,131
^See Schedule of Investments for breakout of investments by sector classification.
For the period ended April 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title) *     /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date          6/20/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date          6/20/2019

By (Signature and Title) *       /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date          6/20/2019

* Print the name and title of each signing officer under his or her signature.